UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2005 and Year Ended December 31, 2004

Maxim Value Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
UNAUDITED

-------------------------------------------------------------------------- ------- -------------
ASSETS:
     Investments in securities, market value  (1)                               $    32,562,168
     Cash                                                                                14,690
     Dividends receivable                                                                32,056
     Subscriptions receivable                                                            53,543
                                                                                   -------------

       Total assets                                                                  32,662,457
                                                                                   -------------

LIABILITIES:
     Due to investment adviser                                                           15,997
     Redemptions payable                                                                 12,716
     Variation margin on futures contracts                                                5,550
                                                                                   -------------

       Total liabilities                                                                 34,263
                                                                                   -------------

NET ASSETS                                                                      $    32,628,194
                                                                                   =============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                              $       228,616
     Additional paid-in capital                                                     124,417,544
     Net unrealized appreciation on investments and futures contracts                 6,237,600
     Undistributed net investment income                                                 11,315
     Accumulated net realized loss on investments and futures contracts            (98,266,881)
                                                                                   -------------

NET ASSETS                                                                      $    32,628,194
                                                                                   =============

NET ASSET VALUE PER OUTSTANDING SHARE                                           $         14.27
                                                                                   =============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                     150,000,000
     Outstanding                                                                      2,286,158

(1)  Cost of investments in securities:                                         $    26,321,905

See notes to financial statements.






MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
UNAUDITED
------------------------------------------------------------------------------ --- -------------

INVESTMENT INCOME:
     Interest                                                                   $        15,546
     Dividends                                                                          330,499
                                                                                   -------------

       Total income                                                                     346,045
                                                                                   -------------

EXPENSES:
     Management fees                                                                     96,431
                                                                                   -------------

NET INVESTMENT INCOME                                                                   249,614
                                                                                   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                   517,017
     Net realized loss on futures contracts                                            (20,720)
     Change in net unrealized appreciation on investments                             (794,147)
     Change in net unrealized depreciation on futures contracts                        (15,788)
                                                                                   -------------

     Net realized and unrealized loss on investments and futures contracts            (313,638)
                                                                                   -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $      (64,024)
                                                                                   =============

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004

------------------------------------------------------------------------------------------- --- ------------
                                                                                 2005              2004
                                                                             --------------     ------------
                                                                               UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                $        249,614   $      449,499
     Net realized gain on investments                                              517,017        1,842,122
     Net realized gain (loss) on futures contracts                                (20,720)           67,202
     Change in net unrealized appreciation on investments                        (794,147)        1,945,055
     Change in net unrealized appreciation (depreciation) on futures
     contracts                                                                    (15,788)            1,325
                                                                             --------------     ------------

     Net increase (decrease) in net assets resulting from operations              (64,024)        4,305,203
                                                                             --------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                  (238,299)        (446,653)
                                                                             --------------     ------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                           7,166,179       13,149,677
     Reinvestment of distributions                                                 238,299          446,653
     Redemptions of shares                                                     (7,241,464)      (14,996,262)
                                                                             --------------     ------------

     Net increase (decrease) in net assets resulting from share
     transactions                                                                  163,014      (1,399,932)
                                                                             --------------     ------------

     Total increase (decrease) in net assets                                     (139,309)        2,458,618

NET ASSETS:
     Beginning of period                                                        32,767,503       30,308,885
                                                                             --------------     ------------

     End of period  (1)                                                   $     32,628,194   $   32,767,503
                                                                             ==============     ============

OTHER INFORMATION:

SHARES:
     Sold                                                                          507,815        1,004,128
     Issued in reinvestment of distributions                                        16,699           32,693
     Redeemed                                                                    (515,570)      (1,147,236)
                                                                             --------------     ------------

     Net increase (decrease)                                                         8,944        (110,415)
                                                                             ==============     ============

(1) Including undistributed net investment income                         $         11,315   $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------- -- ---------------- -- ------------ -- ---------- -- ---------- --- ---------- ---------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                 Six Months
                                                    Ended                                 Year Ended December 31,
                                                                   -----------------------------------------------------------------
                                                June 30, 2005         2004           2003          2002           2001       2000
                                               ----------------    ------------    ----------    ----------     ----------  --------
                                                  UNAUDITED

Net Asset Value, Beginning of Period        $            14.39  $        12.69  $       9.97         12.96   $      16.45  $   18.04

Income from Investment Operations

Net investment income                                     0.11            0.20          0.29          0.14           0.18       0.23
Net realized and unrealized gain (loss)                 (0.12)            1.70          2.72        (2.99)         (2.28)       0.66
                                               ----------------    ------------    ----------    ----------     ----------  --------

Total Income (Loss) From
      Investment Operations                             (0.01)            1.90          3.01        (2.85)         (2.10)       0.89
                                               ----------------    ------------    ----------    ----------     ----------  --------

Less Distributions

From net investment income                              (0.11)          (0.20)        (0.29)        (0.14)         (0.18)     (0.23)
From net realized gains                                                                                            (1.21)     (2.25)
                                               ----------------    ------------    ----------    ----------     ----------  --------

Total Distributions                                     (0.11)          (0.20)        (0.29)        (0.14)         (1.39)     (2.48)
                                               ----------------    ------------    ----------    ----------     ----------  --------

Net Asset Value, End of Period              $            14.27  $        14.39  $      12.69          9.97   $      12.96  $   16.45
                                               ================    ============    ==========    ==========     ==========  ========


Total Return                                           (0.10%)  o       15.03%        30.42%      (21.46%)       (12.34%)      5.36%

Net Assets, End of Period ($000)            $           32,628  $       32,768  $     30,309        77,865   $    301,286  $ 378,498

Ratio of Expenses to Average Net Assets                  0.60%  *        0.60%         0.60%         0.60%          0.60%      0.60%

Ratio of Net Investment Income to
      Average Net Assets                                 1.55%  *        1.47%         1.56%         1.36%          1.15%      1.32%

Portfolio Turnover Rate                                  5.92%  o       29.72%        29.57%        27.77%         49.44%     53.18%


 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *    Annualized


See notes to financial statements.

Maxim Series Fund, Inc.

Maxim Value Index Portfolio
Schedule of Investments
June 30, 2005
Unaudited

COMMON STOCK

Shares
Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.83%
      1,129 General Dynamics Corp                                        123,671
        665 Goodrich Corp                                                 27,238
      4,892 Honeywell International Inc                                  179,194
        700 L-3 Communications Holdings Inc                               53,606
      2,026 Northrop Grumman Corp                                        111,937
      2,530 Raytheon Co                                                   98,974
                                                                        $594,620

AGRICULTURE --- .53%
      3,457 Archer-Daniels-Midland Co                                     73,911
      1,553 Monsanto Co                                                   97,637
                                                                        $171,548

AIR FREIGHT --- .48%
      1,764 FedEx Corp                                                   142,902
        362 Ryder System Inc                                              13,249
                                                                        $156,151

AIRLINES --- .18%
      4,196 Southwest Airlines Co                                         58,450
                                                                         $58,450

AUTO PARTS & EQUIPMENT --- .29%
        343 Cooper Tire & Rubber Co                                        6,370
        781 Dana Corp                                                     11,723
      3,100 Delphi Corp                                                   14,415
      1,058 Johnson Controls Inc                                          59,597
                                                                         $92,105

AUTOMOBILES --- .66%
     10,445 Ford Motor Co                                                106,957
      3,172 General Motors Corp                                          107,848
                                                                        $214,805

BANKS --- 11.13%
      1,924 AmSouth Bancorp                                               50,024
      3,098 BB&T Corp                                                    123,827
     22,894 Bank of America Corp (1)                                   1,044,195
      1,008 Comerica Inc                                                  58,262
        700 Compass Bancshares Inc                                        31,500
      3,000 Fifth Third Bancorp                                          123,630
        741 First Horizon National Corp                                   31,270
      1,289 Huntington Bancshares Inc                                     31,116
      2,267 KeyCorp                                                       75,151
        600 M&T Bank Corp                                                 63,096
      1,221 Marshall & Ilsley Corp                                        54,273
      3,356 National City Corp                                           114,507
      2,700 North Fork Bancorp Inc                                        75,843
      1,610 PNC Financial Services Group                                  87,681
      2,646 Regions Financial Corp                                        89,646
      1,960 SunTrust Banks Inc                                           141,590
      1,700 Synovus Financial Corp                                        48,739
     10,462 US Bancorp                                                   305,490
      8,947 Wachovia Corp                                                443,771
      9,602 Wells Fargo & Co (1)                                         591,291
        512 Zions Bancorp                                                 37,647
                                                                      $3,622,549

BIOTECHNOLOGY --- .37%
      1,050 Applera Corp - Applied Biosystems Group                       20,654
      2,000 Biogen Idec Inc*                                              68,900
        800 Chiron Corp*                                                  27,912
                                                                        $117,466

BROADCAST/MEDIA --- 1.59%
      2,859 Clear Channel Communications Inc                              88,429
     12,553 Comcast Corp*                                                385,377
      1,600 Univision Communications Inc Class A*                         44,080
                                                                        $517,886

BUILDING MATERIALS --- .36%
      2,460 Masco Corp                                                    78,130
        596 Vulcan Materials Co                                           38,734
                                                                        $116,864

CHEMICALS --- 1.59%
      1,346 Air Products & Chemicals Inc                                  81,164
      5,500 Dow Chemical Co                                              244,915
        493 Eastman Chemical Co                                           27,189
        644 Engelhard Corp                                                18,386
        285 Great Lakes Chemical Corp                                      8,969
      1,015 PPG Industries Inc                                            63,701
      1,083 Rohm & Haas Co                                                50,186
        400 Sigma-Aldrich Corp                                            22,416
                                                                        $516,926

COMMUNICATIONS - EQUIPMENT --- 1.15%
        653 ADC Telecommunications Inc*                                   14,216
        847 Andrew Corp*                                                  10,808
      3,227 CIENA Corp*                                                    6,744
      1,124 Comverse Technology Inc*                                      26,583
      8,198 JDS Uniphase Corp*                                            12,461
     13,885 Motorola Inc                                                 253,540
        827 Scientific-Atlanta Inc                                        27,514
      2,524 Tellabs Inc*                                                  21,959
                                                                        $373,825

COMPUTER HARDWARE & SYSTEMS --- 2.13%
     13,600 EMC Corp*                                                    186,456
     16,401 Hewlett-Packard Co                                           385,588
      1,012 NCR Corp*                                                     35,541
        500 QLogic Corp*                                                  15,435
     19,314 Sun Microsystems Inc*                                         72,041
                                                                        $695,061

COMPUTER SOFTWARE & SERVICES --- 1.51%
        700 Affiliated Computer Services Inc Class A*                     35,770
      1,201 BMC Software Inc*                                             21,558
      3,000 Computer Associates International Inc                         82,440
      1,000 Computer Sciences Corp*                                       43,700
      2,170 Compuware Corp*                                               15,602
        780 Convergys Corp*                                               11,092
      2,927 Electronic Data Systems Corp                                  56,345
      1,050 Fiserv Inc*                                                   45,098
      2,100 Novell Inc*                                                   13,020
        682 Sabre Holdings Corp                                           13,606
      2,903 Siebel Systems Inc                                            25,837
      1,652 SunGard Data Systems Inc*                                     58,101
      1,900 Unisys Corp*                                                  12,027
      2,400 VERITAS Software Corp*                                        58,560
                                                                        $492,756

CONGLOMERATES --- 1.22%
        825 Textron Inc                                                   62,576
     11,517 Tyco International Ltd                                       336,296
                                                                        $398,872

CONTAINERS --- .26%
        612 Bemis Co Inc                                                  16,242
        800 Pactiv Corp*                                                  17,264
        500 Sealed Air Corp*                                              24,895
        740 Temple-Inland Inc                                             27,491
                                                                         $85,892

COSMETICS & PERSONAL CARE --- .07%
        522 Alberto-Culver Co Class B                                     22,618
                                                                         $22,618

DISTRIBUTORS --- .21%
      1,006 Genuine Parts Co                                              41,337
        503 WW Grainger Inc                                               27,559
                                                                         $68,896

ELECTRIC COMPANIES --- 4.11%
        838 Allegheny Energy Inc*                                         21,134
      1,146 Ameren Corp                                                   63,374
      2,172 American Electric Power Co Inc                                80,082
      1,600 CenterPoint Energy Inc                                        21,136
      1,123 Cinergy Corp                                                  50,333
      1,402 Consolidated Edison Inc                                       65,670
        979 DTE Energy Co                                                 45,788
      1,835 Edison International                                          74,409
      1,254 Entergy Corp                                                  94,740
      3,812 Exelon Corp                                                  195,670
      2,200 FPL Group Inc                                                 92,532
      1,849 FirstEnergy Corp                                              88,955
      2,127 PG&E Corp                                                     79,848
      1,139 PPL Corp                                                      67,634
        572 Pinnacle West Capital Corp                                    25,425
      1,367 Progress Energy Inc                                           61,843
      4,229 Southern Co                                                  146,619
      1,113 TECO Energy Inc                                               21,047
      2,206 Xcel Energy Inc                                               43,061
                                                                      $1,339,300

ELECTRONIC INSTRUMENT & EQUIP --- .70%
      2,400 Agilent Technologies Inc*                                     55,248
        967 American Power Conversion Corp                                22,812
        521 Cooper Industries Inc                                         33,292
      1,003 Jabil Circuit Inc*                                            30,822
        926 Molex Inc                                                     24,113
      2,934 Sanmina - SCI Corp*                                           16,049
      5,500 Solectron Corp*                                               20,845
      1,300 Symbol Technologies Inc                                       12,831
        508 Tektronix Inc                                                 11,821
                                                                        $227,833

ELECTRONICS - SEMICONDUCTOR --- 1.15%
      2,221 Advanced Micro Devices Inc*                                   38,512
      9,300 Applied Materials Inc                                        150,474
      1,705 Applied Micro Circuits Corp*                                   4,365
      2,211 Freescale Semiconductor Inc*                                  46,829
      1,100 KLA-Tencor Corp                                               48,070
      2,144 LSI Logic Corp*                                               18,203
      3,495 Micron Technology Inc*                                        35,684
        762 Novellus Systems Inc                                          18,829
      1,100 Teradyne Inc*                                                 13,167
                                                                        $374,133

FINANCIAL SERVICES --- 11.24%
      4,407 Bank of New York Co Inc                                      126,833
      1,200 CIT Group Inc                                                 51,564
     29,683 Citigroup Inc (1)                                          1,372,235
      3,290 Countrywide Credit Industries Inc                            127,027
      5,500 Fannie Mae (nonvtg)                                          321,200
        3,984 Freddie Mac
259,876
      1,666 Golden West Financial Corp                                   107,257
     20,077 JPMorgan Chase & Co (1)                                      709,120
      1,194 Janus Capital Group Inc                                       17,958
        560 MGIC Investment Corp                                          36,523
      2,350 Mellon Financial Corp                                         67,422
      1,180 Northern Trust Corp                                           53,796
      1,643 Principal Financial Group                                     68,842
      2,000 Sovereign Bancorp Inc                                         44,680
      1,934 State Street Corp                                             93,316
      4,971 Washington Mutual Inc                                        202,270
                                                                      $3,400,043

FOOD & BEVERAGES --- .43%
      2,000 Coca-Cola Enterprises Inc                                     44,020
      2,862 ConAgra Foods Inc                                             66,284
        504 Molson Coors Brewing Co Class B                               31,248
                                                                        $141,552

GOLD, METALS & MINING --- 1.07%
      4,901 Alcoa Inc                                                    128,063
      2,553 Newmont Mining Corp                                           99,644
        964 Nucor Corp                                                    43,978
        582 Phelps Dodge Corp                                             53,835
        669 United States Steel Corp                                      22,994
                                                                        $348,514

HEALTH CARE RELATED --- 3.35%
      1,656 Aetna Inc                                                    137,150
        572 AmericsourceBergen Corp                                       39,554
        778 CIGNA Corp                                                    83,269
      2,500 Cardinal Health Inc                                          143,950
      2,600 Caremark Rx Inc*                                             115,752
      1,398 Health Management Associates Inc Class A                      36,600
        926 Humana Inc*                                                   36,799
        800 Laboratory Corp of America Holdings*                          39,920
        484 Manor Care Inc                                                19,229
      1,680 McKesson HBOC Inc                                             75,247
      1,604 Medco Health Solutions Inc*                                   85,589
      2,601 Tenet Healthcare Corp*                                        31,836
      3,534 WellPoint Inc*                                               246,108
                                                                      $1,091,003

HOMEBUILDING --- .45%
        722 Centex Corp                                                   51,024
        512 KB Home                                                       39,030
        666 Pulte Corp                                                    56,111
                                                                        $146,165

HOTELS/MOTELS --- .73%
      3,055 Carnival Corp                                                166,650
      1,210 Starwood Hotels & Resorts Worldwide Inc                       70,870
                                                                        $237,520

HOUSEHOLD GOODS --- .26%
      1,009 Leggett & Platt Inc                                           26,819
        357 Snap-on Inc                                                   12,245
        400 Stanley Works                                                 18,216
        400 Whirlpool Corp                                                28,044
                                                                         $85,324

INSURANCE RELATED --- 8.00%
      1,623 ACE Ltd                                                       72,792
      2,900 AFLAC Inc                                                    125,512
      3,811 Allstate Corp                                                227,707
        598 Ambac Financial Group Inc                                     41,716
     14,746 American International Group Inc (1)                         856,743
      1,765 Aon Corp                                                      44,196
      1,105 Chubb Corp                                                    94,599
        984 Cincinnati Financial Corp                                     38,927
      1,743 Hartford Financial Services Group Inc                        130,342
        754 Jefferson-Pilot Corp                                          38,017
        949 Lincoln National Corp                                         44,527
        900 Loews Corp                                                    69,750
        803 MBIA Inc                                                      47,626
      3,000 Marsh & McLennan Cos Inc                                      83,100
      4,133 MetLife Inc                                                  185,737
      2,940 Prudential Financial Inc                                     193,040
        766 SAFECO Corp                                                   41,624
      3,852 St Paul Travelers Co Inc                                     152,270
        559 Torchmark Corp                                                29,180
      1,621 UnumProvident Corp                                            29,697
        769 XL Capital Ltd Class A                                        57,229
                                                                      $2,604,331

INVESTMENT BANK/BROKERAGE FIRM --- 2.71%
        675 Bear Stearns Co Inc                                           70,160
      2,000 E*TRADE Financial Corp*                                       27,980
      1,614 Lehman Brothers Holdings Inc                                 160,238
      5,405 Merrill Lynch & Co Inc                                       297,329
      6,223 Morgan Stanley                                               326,521
                                                                        $882,228

LEISURE & ENTERTAINMENT --- 4.24%
        561 Brunswick Corp                                                24,303
        889 Hasbro Inc                                                    18,482
      2,300 Mattel Inc                                                    42,090
     16,400 News Corp                                                    265,352
     26,636 Time Warner Inc (1)*                                         445,088
      9,181 Viacom Inc Class B                                           293,976
     11,544 Walt Disney Co                                               290,678
                                                                      $1,379,969

MACHINERY --- 1.86%
        231 Cummins Inc                                                   17,235
      1,425 Deere & Co                                                    93,323
      1,118 Dover Corp                                                    40,673
        834 Eaton Corp                                                    49,957
        600 ITT Industries Inc                                            58,578
      1,600 Illinois Tool Works Inc                                      127,488
      1,010 Ingersoll-Rand Co                                             72,064
        400 Navistar International Corp*                                  12,800
      1,000 PACCAR Inc                                                    68,000
        711 Pall Corp                                                     21,586
        721 Parker-Hannifin Corp                                          44,709
                                                                        $606,413

MEDICAL PRODUCTS --- .33%
        291 Bausch & Lomb Inc                                             24,153
        700 Fisher Scientific International Inc*                          45,430
        737 PerkinElmer Inc                                               13,929
        933 Thermo Electron Corp*                                         25,070
                                                                        $108,582

OFFICE EQUIPMENT & SUPPLIES --- .23%
      5,400 Xerox Corp*                                                   74,466
                                                                         $74,466

OIL & GAS --- 8.05%
        487 Amerada Hess Corp                                             51,870
      1,378 Anadarko Petroleum Corp                                      113,203
      1,890 Apache Corp                                                  122,094
        428 Ashland Inc                                                   30,760
      2,168 Burlington Resources Inc                                     119,760
     11,988 Chevron Corp (1)                                             670,369
      7,892 ConocoPhillips (1)                                           453,711
      2,676 Devon Energy Corp                                            135,620
      3,630 El Paso Corp                                                  41,818
        654 Kerr-McGee Corp                                               49,907
      1,954 Marathon Oil Corp                                            104,285
        899 Nabors Industries Ltd*                                        54,497
      1,000 National-Oilwell Inc*                                         47,540
        787 Noble Corp                                                    48,408
      2,317 Occidental Petroleum Corp                                    178,247
        584 Rowan Cos Inc                                                 17,351
      1,879 Transocean Inc*                                              101,410
      1,537 Unocal Corp                                                   99,982
      1,500 Valero Energy Corp                                           118,665
      3,212 Williams Cos Inc                                              61,028
                                                                      $2,620,525

PAPER & FOREST PRODUCTS --- .81%
      1,507 Georgia-Pacific Corp                                          47,923
      2,734 International Paper Co                                        82,594
        549 Louisiana-Pacific Corp                                        13,494
      1,019 MeadWestvaco Corp                                             28,573
      1,450 Weyerhaeuser Co                                               92,293
                                                                        $264,877

PERSONAL LOANS --- 1.02%
      1,447 Capital One Financial Corp                                   115,774
      7,167 MBNA Corp                                                    187,489
      1,650 Providian Financial Corp*                                     29,090
                                                                        $332,353

PHARMACEUTICALS --- 3.77%
      1,293 King Pharmaceuticals Inc*                                     13,473
      1,500 Mylan Laboratories Inc                                        28,860
     42,300 Pfizer Inc (1)                                             1,166,634
        633 Watson Pharmaceuticals Inc*                                   18,711
                                                                      $1,227,678

PHOTOGRAPHY/IMAGING --- .14%
      1,644 Eastman Kodak Co                                              44,141
                                                                         $44,141

POLLUTION CONTROL --- .31%
      1,445 Allied Waste Industries Inc*                                  11,459
      3,162 Waste Management Inc                                          89,611
                                                                        $101,070

PRINTING & PUBLISHING --- .78%
      1,458 Gannett Co Inc                                               103,708
        400 Knight-Ridder Inc                                             24,536
        800 New York Times Co                                             24,920
      1,241 RR Donnelley & Sons Co                                        42,827
      1,681 Tribune Co                                                    59,138
                                                                        $255,129

RAILROADS --- .99%
      2,130 Burlington Northern Santa Fe Corp                            100,280
      1,213 CSX Corp                                                      51,747
      2,315 Norfolk Southern Corp                                         71,672
      1,513 Union Pacific Corp                                            98,042
                                                                        $321,741

REAL ESTATE --- .85%
        508 Apartment Investment & Management Co REIT                     20,787
      1,100 Archstone-Smith Trust REIT                                    42,482
      2,331 Equity Office Properties Trust REIT                           77,156
      1,577 Equity Residential REIT                                       58,065
        992 Plum Creek Timber Co Inc REIT                                 36,010
      1,050 ProLogis Trust REIT                                           42,252
                                                                        $276,752

RESTAURANTS --- .71%
      7,204 McDonald's Corp                                              199,911
        670 Wendy's International Inc                                     31,926
                                                                        $231,837

RETAIL --- 3.56%
      2,046 Albertson's Inc                                               42,311
      1,264 AutoNation Inc*                                               25,937
        555 Big Lots Inc*                                                  7,348
      4,574 CVS Corp                                                     132,966
      1,057 Circuit City Stores Inc - CarMax Group                        18,276
      2,739 Costco Wholesale Corp                                        122,762
        384 Dillard's Inc                                                  8,993
        900 Family Dollar Stores Inc                                      23,490
      1,017 Federated Department Stores Inc                               74,526
      4,300 Gap Inc                                                       84,925
      1,529 JC Penney Co Inc                                              80,395
      1,900 Kohl's Corp*                                                 106,229
      4,069 Kroger Co*                                                    77,433
      1,676 May Department Stores Co                                      67,308
      1,733 Office Depot Inc*                                             39,582
        345 OfficeMax Inc                                                 10,271
        706 SUPERVALU Inc                                                 23,023
      2,501 Safeway Inc                                                   56,498
        654 Sears Holding Corp*                                           98,015
        800 Tiffany & Co                                                  26,208
      1,274 Toys R Us Inc*                                                33,736
                                                                      $1,160,232

SHOES --- .04%
        329 Reebok International Ltd                                      13,762
                                                                         $13,762

SPECIALIZED SERVICES --- .59%
      5,934 Cendant Corp                                                 132,744
        800 Cintas Corp                                                   30,880
      2,352 Interpublic Group of Cos Inc*                                 28,647
                                                                        $192,271

TELEPHONE & TELECOMMUNICATIONS --- 5.86%
      1,852 ALLTEL Corp                                                  115,343
      4,526 AT&T Corp                                                     86,175
     10,355 BellSouth Corp                                               275,132
        688 CenturyTel Inc                                                23,825
      6,400 Nextel Communications Inc*                                   206,784
     18,763 SBC Communications Inc                                       445,621
      8,431 Sprint Corp                                                  211,534
     15,750 Verizon Communications (1)                                   544,163
                                                                      $1,908,577

TEXTILES --- .25%
        639 Jones Apparel Group Inc                                       19,835
        616 Liz Claiborne Inc                                             24,492
        626 VF Corp                                                       35,820
                                                                         $80,147

TOBACCO --- .16%
        664 Reynolds American Inc                                         52,323
                                                                         $52,323

UTILITIES --- 1.94%
      1,199 CMS Energy Corp*                                              18,057
      3,014 Calpine Corp*                                                 10,248
        986 Constellation Energy Group                                    56,882
      1,976 Dominion Resources Inc                                       145,019
      5,235 Duke Energy Corp                                             155,637
      1,834 Dynegy Inc Class A*                                            8,913
        984 KeySpan Corp                                                  40,049
        211 NICOR Inc                                                      8,687
      1,456 NiSource Inc                                                  36,007
        196 Peoples Energy Corp                                            8,518
      1,408 Public Service Enterprise Group Inc                           85,635
      1,398 Sempra Energy                                                 57,751
                                                                        $631,403

WHOLE LOAN --- .81%
      2,588 GSR Mortgage Loan Trust                                      264,028
                                                                        $264,028

TOTAL COMMON STOCK --- 97.06%                                        $31,603,388
(Cost $25,363,125)

SHORT-TERM INVESTMENTS

Par Value ($)
Value ($)
--------------------------------------------------------------------------------

    850,000 Freddie Mac                                                  850,000
               2.586%, July 1, 2005
    110,000 United States of America (1)                                 108,780
               3.128%, November 10, 2005

TOTAL SHORT-TERM INVESTMENTS --- 2.94%                                  $958,780
(Cost $958,780)

TOTAL MAXIM VALUE INDEX PORTFOLIO --- 100%                           $32,562,168
(Cost $26,321,905)

Legend
* Non-income Producing Security (1) Collateral or Segregated Assets for Futures REIT - Real Estate Investment Trust See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Value Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's/BARRA Value Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2005, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $1,848,647 and $1,849,602 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2005, the U.S. Federal income tax cost basis was $35,635,783. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,181,728 and gross depreciation of securities in which there was an excess of tax cost over value of $7,255,343 resulting in net depreciation of $3,073,615.

5. FUTURES CONTRACTS

      As of June 30, 2005, the Portfolio had 3 open S&P 500 long futures contracts. The contracts expire in September 2005 and the Portfolio has recorded unrealized depreciation of $2,663.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2004, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $70,339,434, $15,014,977 and $3,958,126, expiring in the years 2010, 2011 and 2012, respectively.

                                      * * *

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 27, 2005 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Ariel Capital Management, Inc.; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.); Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; Standish Mellon Asset Management LLC; T. Rowe Price Associates, Inc.; and Templeton Investment Counsel, LLC.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 30, 2005, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance. The Board considered and concluded that, as to each Portfolio other than the "Affected Portfolios" discussed below, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. As to the Affected Portfolios, the Board concluded that the investment performance was sufficient to support renewal of the contracts while MCM considered and presented to the Board other options. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds, and in cases where a Portfolio significantly underperformed reviewed the measures that were being undertaken to improve performance.

Costs and Profitability. The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and the Sub-Advisers. Some Sub-Advisers were unwilling or unable to provide this information because the information was considered proprietary or could not be reasonably obtained without undue expense. The Board considered the total fees paid to each Sub-Adviser and concluded, in light of the arms-length relationships between MCM and each Sub-Adviser and the level of fees paid, profitability to each Sub-Adviser was not unreasonable. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors. Based upon its evaluation, the Board concluded that the profitability to MCM was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors. The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

At a meeting held June 13, 2005, the Fund's Board, including the Independent Directors, approved the retention of three new sub-advisors (the "New Sub-Advisers," each a "New Sub-Adviser") and sub-advisory agreements for each sub-adviser, each to replace the existing sub-advisers for the Maxim Global Bond, Maxim Templeton(R) International Equity and Maxim MFS(R) Small-Cap Growth Portfolios (the "Affected Portfolios") as follows:

Affected Portfolio                       Previous Sub-Adviser                   New Sub-Adviser
------------------                       --------------------                   ---------------
Maxim Global Bond Portfolio              Standish Mellon Asset Management, LLC  Franklin Advisors, Inc.

Maxim Templeton(R) International Equity  Templeton Investment Counsel, LLC      Alliance Capital Management L.P.
Portfolio

Maxim MFS(R) Small-Cap Growth Portfolio  Massachusetts Financial Services       Trusco Capital Management, Inc.
                                         Company

The New Sub-Advisors began providing management services to the Affected Portfolios effective July 5, 2005.

Investment Performance. In the March 30, 2005 meeting of the Independent Directors and the April 27, 2005 meeting of Board, the Directors had noted that the performance of each of the Affected Portfolios had a percentile ranking at 35% or below on 1-year, 3-year, 5-year and 10-year basis(1), other than the Maxim MFS(R) Small-Cap Growth Portfolio which had a percentile ranking of 51% on a 10-year basis, but was below 35% for all other periods. As a result, MCM conducted a search for replacement sub-advisers for the Portfolios and presented proposed new sub-advisers at the June 13, 2005 meeting.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services to be provided by each New Sub-Adviser. In this regard, the Board considered, among other things, each New Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Affected Portfolios, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Affected Portfolios. The Board also considered each New Sub-Adviser's reputation for management of their specific investment strategies, and each New Sub-Adviser's overall financial condition, technical resources, and operational capabilities. The Board also considered each New Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Affected Portfolios and procedures the New Sub-Advisers use for obtaining best execution for transactions in the Affected Portfolios.

Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for each Affected Portfolio, noting that the current management fees for each of the Affected Portfolios would remain the same since MCM is responsible for compensating the New Sub-Advisers. In addition, the Board noted that, in the case of the Maxim Templeton(R) International Equity Portfolio, MCM has voluntarily agreed to lower the Portfolio's cap on total annual operating expenses, including the management fee paid to MCM of 1.00%, from 1.50% to 1.20%. Accordingly, the management fee for this Portfolio will remain 1.00%; however, the maximum amount of other expenses assessable to the Portfolio will be reduced from 0.50% to 0.20%. MCM may terminate this lower expense cap at any time.

The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to each of the Affected Portfolios. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by the New Sub-Advisers. The Board also considered each Affected Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Affected Portfolio. Based on the information provided, the Board concluded that the total expenses of the Affected Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Affected Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by each New Sub-Adviser, each New Sub-Adviser's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Affected Portfolio Name Change. In connection with the Sub-Adviser change, the name of two of the Affected Portfolios was changed. The Maxim Templeton(R) International Equity Portfolio name was changed to the Maxim Bernstein International Equity Portfolio. The Maxim MFS(R) Small-Cap Growth Portfolio name was changed to the Maxim Trusco Small-Cap Growth Portfolio. The Maxim Global Bond Portfolio name is unchanged.

--------
(1) A percentile ranking of 100% represents the best in class performance whereas 0% represents the lowest.



                                      * * *

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.


By:      /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


         By: /s/ G.R. McDonald
         G. R. McDonald
         Treasurer

Date:    August 24, 2005